Long-Term Debt, net - The Refinancing and the New Credit Facilities (Details) - USD ($) $ in Millions	Aug. 10, 2018	Dec. 31, 2018
Long-Term Debt, net
Debt refinanced	$ 2,200.0
Number of shares issued upon refinancing of debt in exchange for debt reduction	99,342,271
Percentage of shares issued to lender to outstanding stock	47.50%
Debt reduction in refinancing agreement	$ 551.0
Cash contribution from largest stockholder upon refinancing of debt	$ 10.0
Maturity extension term	5 years
Minimum amount of equity investment commitment to source	$ 50.0
Period to source investment commitment	18 months
The Royal Bank of Scotland
Long-Term Debt, net
Credit facility		$ 475.5
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank
Long-Term Debt, net
Credit facility		382.5
Citibank
Long-Term Debt, net
Proceeds from credit facility	$ 325.9
Citibank $114 mil. Facility
Long-Term Debt, net
Credit facility		114.0
Citibank $123.9 mil. Facility
Long-Term Debt, net
Credit facility		123.9
Citibank $120 mil. Facility
Long-Term Debt, net
Credit facility		120.0
Credit Suisse
Long-Term Debt, net
Credit facility		171.8
Citibank-Eurobank Credit Facility
Long-Term Debt, net
Credit facility		37.6
Club Facility
Long-Term Debt, net
Credit facility		$ 206.2
New Credit Facilities
Long-Term Debt, net
Credit facility	$ 1,600.0